                                The Barrett Funds

                               Barrett Growth Fund
                     Supplement Dated August 1, 2006 to the
                        Prospectus Dated October 28, 2005

     The following  changes are made to the Prospectus  effective as of the date of this Supplement:

     The third through fifth  paragraphs under the heading  "Investment  Adviser and  Portfolio  Management  Team" on page 4 of the  Prospectus is deleted in its entirety and replaced with the following:

Barrett  Associates  uses a team  approach for security  selection  and decision making.  Robert  J.  Milnamow  is the lead  portfolio  manager  and has  primary responsibility  for the  day-to-day  investment  decisions  for the Fund.  He is assisted  by Peter H.  Shriver  and E.  Wells  Beck,  the other  members  of the portfolio  management  team. The following are the names and  backgrounds of the portfolio team members.

Robert J. Milnamow
Director of Research and Managing Director
Mr. Milnamow holds a B.A. from Pennsylvania  State University and a MBA from New
York University. Mr. Milnamow joined Barrett Associates in 2003 and, in addition to his research and  portfolio  management  responsibilities,  he assists in the generation of new business. He is a member of the New York Society of Securities
Analysts. Prior to joining Barrett Associates,  Mr. Milnamow was Managing Member
at Thayer Pond Capital, LLC from 2001-2003.  Mr. Milnamow was a research analyst and  portfolio  manager for  Rockefeller  amp; Co.,  where he was  responsible  for managing  individual  high net worth,  foundation  and  endowment  accounts from
1998-2001.  Previously,  he was a research  analyst  and  portfolio  manager for
Phoenix  Securities Group where he managed the Phoenix Total Return Fund and the
Phoenix Variable Annuity Total Return Fund, and for  OppenheimerFunds,  where he managed the Main Street Income and Growth Fund.

Peter H. Shriver, C.F.A.
President and Treasurer
Mr. Shriver is a graduate of Drake University and received his MBA from New York
University. Mr. Shriver is a member of the New York Society of Security Analysts and joined Barrett  Associates in 1989. In addition to his  responsibilities  as
President of the firm, he provides portfolio  management and securities research in the following sectors:  financial services,  medical technology and services, and media.  Immediately prior to joining Barrett Associates,  Mr. Shriver served as a Securities Analyst at Peter B. Cannell and Co. From 1986 until 1989, he was a Mergers and Acquisition Specialist at Henry Ansbacher amp; Co.

E. Wells Beck, C.F.A.
Vice President
Mr. Beck is a graduate of  Princeton  University  and  received his MBA from New
York University.  Mr. Beck joined Barrett  Associates in 2006. He was previously an analyst and portfolio  manager at Haven  Capital  Management in New York from
2001 to  2006.  From  2000 to 2001,  Mr.  Beck was a  sell-side  analyst  in the research  department  of  Prudential  Securities  covering  a number  of  areas, including Financial Services.  He also has investment  experience from positions he held at HSBC Investment Banking PLC and Oppenheimer Capital International.

The Statement of Additional  Information  provides additional  information about the portfolio  managers'  compensation,  other accounts managed by the portfolio managers and their ownership of securities in the Fund.

           This information supplements the Barrett Funds Prospectus
                            dated October 28, 2005.
               Please retain this supplement for future reference.

                                The Barrett Funds

                               Barrett Growth Fund
                     Supplement Dated August 1, 2006 to the
           Statement of Additional Information Dated October 28, 2005
                         (as amended on April 18, 2006)

     The following  changes are made to the Statement of Additional  Information effective as of the date of this Supplement:

     The chart under the heading  "Management  of the Trust - Officers" on pages
22 and 23 of the Statement of Additional  Information is deleted in its entirety and replaced with the following:

......................................................................................................
Officers
------------------- ------------- ------------- ----------------------- --------------- -------------
                                                                        # of
                    Position(s)   Term of                               Portfolios in   Other
                    Held          Officer and                           Fund Complex    Directorships
Name, Age,          With          Length of     Principal Occupation    Overseen by     Held by
Address             Trust         Time Served   During Past Five Years  Officer         Officer
------------------- ------------- ------------- ----------------------- --------------- -------------

------------------- ------------- ------------- ----------------------- --------------- -------------
Peter H. Shriver    President     Indefinite    President of Barrett           1        None
90 Park Avenue                    Term          Associates, Inc.
New York, NY                      Since         since April 2004,
10016                             January       Managing Director
Age: 54                           2004          since 1989.

------------------- ------------- ------------- ----------------------- --------------- -------------
Russell O. Vernon   Chief         Indefinite    Senior Vice President          1        None
90 Park Avenue      Compliance    Term          since May 2005; VP
New York, NY        Officer and   Since         and Chief Operating
10016               Anti-Money    September     Officer of Barrett
Age: 48             Laundering    2004          Associates, Inc.
                    Compliance                  since April 2004, and
                    Officer                     Chief Compliance
                                                Officer since
                                                September 2004;
                                                previously, President
                                                and CEO of VCE
                                                Capital, Inc. from
                                                November 2000 to
                                                April 2004; and
                                                Director of
                                                Investment Operations
                                                at Warburg Pincus
                                                Asset Management from
                                                October 1996 to April
                                                2000.

------------------- ------------- ------------- ----------------------- --------------- -------------
Paula J. Elliott    Secretary,    Indefinite    Vice President of              1        None
90 Park Avenue      Treasurer     Term          Barrett Associates,
New York, NY        and           Since         Inc. since 1995.
10016               Principal     December      Asst. Treasurer since
Age: 56             Financial     1998          July 2004.
                    Officer                     Anti-Money Laundering
                                                Compliance Officer
                                                from February 2003 to
                                                September 2004 and
                                                Compliance Officer
                                                from January 2004 to
                                                September 2004.

------------------- ------------- ------------- ----------------------- --------------- -------------
Robert J. Milnamow  Vice          Indefinite    Director of Research           1        None
90 Park Avenue      President     Term          since June 2005 and
New York, NY                      Since         Managing Director
10016                             January       since November 2003
Age: 54                           2004          of Barrett
                                                Associates, Inc.;
                                                previously, Managing
                                                Member at Thayer Pond
                                                Capital, LLC since
                                                2001 and Senior
                                                Portfolio Manager at
                                                Rockefeller amp; Co.
                                                from 1998-2001.

------------------- ------------- ------------- ----------------------- --------------- -------------

     This information supplements the Statement of Additional Information of
     The Barrett Funds dated October 28, 2005 (as amended April 18, 2006).
               Please retain this supplement for future reference.